INITIAL PUBLIC OFFERING (Details) - USD ($)		3 Months Ended	11 Months Ended
	Aug. 12, 2021	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	23,000,000	15,900,000	15,900,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 230,000,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued		7,666,667	7,666,667
Number of shares in a unit	1
Number of warrants in a unit	0.33
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,000,000